Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of deferred tax assets
	As of December 31,
	2016	2015
Current:
Accrued expenses	$51,174	$31,156

Non-current:
Stock compensation	163,221	132,645

Net operating loss carryforward	5,058,119	2,989,634

Research and development credit carry forward	267,325	100,480

Total deferred tax assets	5,539,839	3,253,915

Valuation allowance	(5,539,839)	(3,253,915)

Deferred tax asset, net of valuation allowance	$-	$-

Schedule of statutory federal income tax rate
	For the Years Ended December 31,
	2016	2015
U.S. statutory federal rate	(34.0)%	(34.0)%
State income taxes, net of federal tax	(5.1)%	(5.4)%
Permanent differences	4.2%	2.6%
Prior year ture-ups	-%	-%
R&D tax credit	(2.7)%	(2.1)%
Change in valuation allowance	37.6%	38.9%
Income tax provision (benefit)	-%	-%

Schedule of income tax provision
	For the Years Ended December 31,
	2016	2015
Federal
Current	$-	$-
Deferred	(1,815,660)	(1,190,022)
State and local
Current	-	-
Deferred	(470,263)	(316,709)
Change in valuation allowance	2,285,923	1,506,731
Income tax provision (benefit)	-	$-